Retail | Calvert Conservative Allocation Fund
CALVERT CONSERVATIVE ALLOCATION FUND Class (Ticker): A (CCLAX) C (CALCX)
INVESTMENT OBJECTIVE
The Fund seeks current income and capital appreciation, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 51 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Calvert Conservative Allocation Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Retail Calvert Conservative Allocation Fund		Class A	Class C
Advisory fee		none	none
Administrative fee		0.15%	0.15%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.37%	0.36%
Acquired fund fees and expenses		0.65%	0.65%
Total annual fund operating expenses		1.42%	2.16%
Less fee waiver and/or expense reimbursement	[1]	(0.33%)
Net Expenses		1.09%
[1]	The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2014. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same;
  any Calvert expense limitation is in effect for the period indicated in the fee table above; and
  the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Retail Calvert Conservative Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	581	872	1,185	2,069
Class C	319	676	1,159	2,493

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Calvert Conservative Allocation Fund Class C	219	676	1,159	2,493

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of	In Calvert Bond Portfolio (which invests
Fund's net assets	primarily in fixed-income securities)
20% to 40% of	In funds that invest primarily in equity secu-
Fund's net assets	rities (Calvert Equity Portfolio, Calvert
Social Index Fund, Calvert Large Cap Core
Portfolio, Calvert Capital Accumulation Fund,
Calvert International Equity Fund, Calvert
International Opportunities Fund, Calvert
Emerging Markets Equity Fund, Calvert
Global Alternative Energy Fund, Calvert
Global Water Fund and Calvert Small Cap
Fund)
0% to 10% of Fund's	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.
Average Annual Total Returns (as of 12/31/12) (with maximum sales charge deducted)
Average Annual Total Returns Retail Calvert Conservative Allocation Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		5.35%	3.10%	4.30%	Apr. 29, 2005
Class A Return after taxes on distributions		4.18%	1.96%	3.14%
Class A Return after taxes on distributions and sale of Fund shares		3.94%	2.05%	3.08%
Class C		8.48%	2.82%	3.67%	Apr. 29, 2005
Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)		9.37%	7.65%	6.41%
Conservative Allocation Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	10.70%	4.86%	5.59%
Lipper Mixed-Asset Target Allocation Conservative Funds Avg. (reflects no deduction for taxes)		9.36%	3.84%	4.68%
[1]	The Fund also shows the Conservative Allocation Composite Index (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays U.S. Credit Index; 10% Barclays 3-month T-Bill Bellwether Index) because it is more consistent with the Fund's portfolio construction process and represents a more accurate reflection of the Fund's anticipated risk and return patterns.